787 Seventh Avenue
New York, NY 10019-6099
212 728 8000
Fax: 212 728 8111

January 29, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Oracle Healthcare Acquisition Corp. Amendment No. 2

to Registration Statement on Form S-4 (File No. 333-147857)

Ladies and Gentlemen:

On behalf of Oracle Healthcare Acquisition Corp. (the “Registrant”), we transmit herewith for filing with the Securities and Exchange Commission (the “Commission”) Amendment No. 2 to the Registrant’s Registration Statement on Form S-4 (File No. 333-147857) relating to its registration of 35,916,667 shares of common stock, par value $.0001 per share, of the Registrant.

Should members of the Commission’s staff have any questions or comments concerning the enclosed materials, please contact the undersigned or William H. Gump at (212) 728-8000.

Very truly yours,

/s/ A. Mark Getachew
A. Mark Getachew

cc:	Joel D. Liffmann

William H. Gump

Darren K. DeStefano

Brian F. Leaf

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